Operating assets and liabilities - Leases - Right of Use Assets (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 DKK (kr)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	kr 3,778
Additions during the year	640
Depreciation for the year	(852)
Other movements	(34)
Balance at 31 December	3,532
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	3,291
Additions during the year	333
Depreciation for the year	(564)
Other movements	(31)
Balance at 31 December	3,029
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	487
Additions during the year	307
Depreciation for the year	(288)
Other movements	(3)
Balance at 31 December	kr 503